S-K 1603(a) SPAC Sponsor	Jul. 24, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Bluerock Acquisition Holdings II, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Experience and Involvement in Other SPACs [Text Block]

The members of our team have extensive experience with special purpose acquisition companies and serve as officers and/or directors in multiple prior SPACs.

Bluerock Acquisition Corp. (Nasdaq: BLRK; “BAC”) completed its initial public offering on December 10, 2025 and raised $172.5 million. R. Ramin Kamfar is currently the Chairman and Chief Executive Officer of BAC. Christopher Vohs is currently the Chief Financial Officer of BAC. Harrison Seideman is currently the Senior Vice President of BAC. Ziv Conen is currently a director of BAC. Andrew Weksler is currently a director of BAC. BAC is currently searching for a target with which to consummate its initial business combination. The closing price of BAC’s units, Class A ordinary shares and public warrants on July 23, 2026 was $10.09, $10.01 and $0.49, respectively.

Haymaker Acquisition Corp. 4 (formerly NYSE: HYAC; “HAC”) completed its initial public offering on July 28, 2023 and raised $230 million. Christopher Bradley served as the Chief Executive Officer, Chief Financial Officer and Chairman of HAC. In July 2025, HAC held an extraordinary general meeting of shareholders to extend the time by which it had to consummate its initial business combination from July 2025 to July 2026. In connection with the extraordinary general meeting, the holders of 372,101 Class A ordinary shares elected to redeem their shares for a pro-rata portion of HAC’s trust account. On April 8, 2026, HAC completed a business combination with Suncrete, Inc. (Nasdaq: RMIX; “Suncrete”). The closing price of Suncrete’s shares of Class A common stock on July 23, 2026 was $17.80.

CSLM Digital Asset Acquisition Corp III, Ltd. (Nasdaq: KOYN; “CSLM”) completed its initial public offering on August 28, 2025 and raised $230 million. Christopher Bradley is a director of CSLM. CSLM is currently in the process of consummating its initial business combination. The closing price of CSLM’s units, Class A ordinary shares and public warrants on July 23, 2026 was $10.23, $10.16 and $0.22, respectively.

Cambridge Acquisition Corp. (Nasdaq: CAQ; “CAC”) completed its initial public offering on February 9, 2026 and raised $230 million. Christopher Bradley is a director of CAC. CAC is currently searching for a target with which to consummate its initial business combination. The closing price of CAC’s units and Class A ordinary shares on July 23, 2026 was $10.00 and $9.91, respectively.

SUMA Acquisition Corp. (Nasdaq: SUMA; “SAC”) completed its initial public offering on March 12, 2026 and raised $172.5 million. Christopher Bradley is a director of SAC. SAC is currently searching for a target with which to consummate its initial business combination. The closing price of SAC’s units and Class A ordinary shares on July 23, 2026 was $10.25 and $9.95, respectively.

Other than the above, none of our sponsor, officers or directors has previous experience in organizing or managing special purpose acquisition companies. See “Management.”

Material Roles and Responsibilities [Text Block]

We believe our team’s distinctive and complementary backgrounds can have an impact on a target business. Our team will deploy a thematic sourcing strategy and will focus its efforts on companies where we believe the combination of our operating experience, transaction execution capabilities, professional relationships and capital markets expertise can serve as catalysts to enhance the growth potential and value of a target business and provide opportunities for an attractive return to our shareholders.

Over the course of their careers, the members of our management team have developed a network of contacts and corporate relationships that we believe will serve as a useful source of acquisition opportunities. In addition to industry and investment community relationships, we plan to leverage relationships with management teams of public and private companies, investment bankers, attorneys and accountants, which we believe should provide us with a number of business combination opportunities. Upon completion of this offering, members of our management team will communicate with their networks of relationships to articulate the parameters for our search for a target business and a potential business combination and begin the process of pursuing and reviewing potentially interesting leads with the eventual goal to complete a successful business combination.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]

There are no restrictions on our sponsor’s sole managing member’s ability to transfer equity interests in our sponsor held by the sole managing member or otherwise consent to a transfer of such equity interests by another member of our sponsor. Transfers of equity interests in the sponsor or its direct or indirect parent entities may result in a change of ownership or control of our sponsor. Such change of ownership or control of our sponsor could adversely affect our ability to consummate our initial business combination, as there can be no assurances that a new sponsor will possess the requisite skills, investor relationships and expertise to select an appropriate target business, obtain the necessary financing and consummate the initial business combination.

R Ramin Kamfar [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

R. Ramin Kamfar, Chairman and Chief Executive Officer — R. Ramin Kamfar has served as our Chairman and Chief Executive Officer since November 2025. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has over 35 years of experience in various aspects of mergers and acquisitions, private equity investing, investment banking, asset management, private wealth, retail, and public and private financings. From 1993 to 2002, Mr. Kamfar executed a growth/consolidation strategy to build a startup into a leading public company in the ‘fast casual’ restaurant market that became known as Einstein Noah Restaurant Group, Inc. (formerly Nasdaq: BAGL), which had approximately 800 locations and $400 million in revenue by the time of Mr. Kamfar’s departure. From 1999 to 2002, Mr. Kamfar also served as an investor, advisor and member of the Board of Directors of Vsource, Inc., a technology company subsequently sold to Symphony House (KL: SYMPHNY), a leading business process outsourcing company focused on the Fortune 500 and Global 500. In 2002 Mr. Kamfar left Einstein to found Bluerock, where he has served as Chairman and Chief Executive Officer, and which he has built into a leading alternative asset management firm focused on the private wealth channel. Since its founding in 2002, Bluerock has acquired and managed assets of approximately $20 billion across real estate and private credit. During this time Mr. Kamfar served as founder, Chairman and Chief Executive Officer of Bluerock Residential Growth REIT, a publicly-traded REIT listed on the NYSE American (“BRG”) until its sale in 2022 which delivered the highest Total Shareholder Return across the REIT industry across 1-, 2-, 3-, and 4-year periods. Mr. Kamfar currently serves as Chairman and Chief Executive Officer of Bluerock Homes Trust, a publicly-traded REIT listed on the NYSE American (“BHM”) since its spin-off from BRG in 2022, Chairman and Chief Executive Officer of Bluerock Acquisition Corp., a special purpose acquisition company, since July 2025, and Chairman of each of Bluerock High Income Institutional Credit Fund and Bluerock Private Real Estate Fund (NYSE: BPRE) (formerly known as Bluerock Total Income+ Real Estate Fund) since 2021 and 2012, respectively. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania and a B.S. degree with distinction in Finance in 1985 from the University of Maryland, College Park.

Harrison Seideman [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Harrison Seideman, Chief Operating Officer — Harrison Seideman has served as our Chief Operating Officer since November 2025. He has over 8 years of experience as a SPAC sponsor and an investment banking professional, including public and private financings, mergers & acquisitions, and other capital markets transactions. He has served as a Senior Vice President at Bluerock Capital Markets since January 2026. He has been Senior Vice President and Head of Special Situations at Bluerock since September 2025, where he is responsible for leading the firm’s SPAC business. He has served as a Senior Vice President of Bluerock Acquisition Corp. since September 2025. Mr. Seideman has worked on more than 200 SPAC transactions, including IPOs, De-SPACs, PIPEs, warrant exchanges, and other related financings. Prior to joining Bluerock, Harrison held roles in the investment banking divisions of RBC Capital Markets (from July 2018 to September 2020), Citigroup Global Markets (from September 2020 to March 2021), and Cantor Fitzgerald (from March 2021 to February 2025), where he executed a broad range of capital markets transactions across various sectors. Harrison received a B.S. in Business with a concentration in Finance from New York University’s Stern School of Business.

Christopher Vohs [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Christopher Vohs, Chief Financial Officer — Christopher Vohs has served as our Chief Financial Officer since October 2025. Mr. Vohs has over 25 years of public accounting experience, including extensive experience in senior roles at public companies. Mr. Vohs began his career at Deloitte & Touche in 1999, an international professional services firm, where he earned his CPA certification and worked as an Audit Manager. Following his departure from Deloitte in 2004 and prior to joining Bluerock in 2010, Mr. Vohs has held various senior accounting and finance roles. From 2004 to 2009, Mr. Vohs worked at PulteGroup, Inc. (NYSE: PHM) in various capacities, including as Vice President of Finance for PulteGroup, Inc.’s Orlando and Southeast Florida operations. Mr. Vohs served as Corporate Controller for Roberts Realty Investors, Inc. (formerly NYSE: RPI), a then-public multifamily REIT, from March 2009 to July 2010. At Bluerock, Mr. Vohs has continuously served in various senior accounting and financial capacities for it and its affiliates, including as Chief Financial Officer of BRG from October 2017 until its sale in October 2022, at BHM and its external manager since BHM’s spin-off from BRG in October 2022, and at Bluerock Acquisition Corp. since July 2025. Mr. Vohs received his B.A. degree in Accounting from Michigan State University.

Christopher Bradley [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Christopher Bradley — Christopher Bradley will serve on our board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Bradley is a Managing Director at Mistral Equity Partners, which he joined in 2008. Mr. Bradley brings over 20 years of experience in identifying acquisition candidates, due diligence experience including accounting and financial modeling acumen, and a background in deal structuring. In particular he has extensive experience with companies that have pursued and are pursuing our business model. He served as the Chief Executive Officer, Chief Financial Officer, and Chairman of Haymaker Acquisition Corp. 4 until it completed its business combination in April 2026 with Suncrete. He served as the Chief Financial Officer of Haymaker III until it completed its business combination in May 2022 with biote, Corp., and served as an advisor to biote in 2023. Mr. Bradley served as the Chief Financial Officer and Secretary of Haymaker II from 2019 until its merger with ARKO (Nasdaq: ARKO) in December 2020. He served as the Chief Financial Officer and Secretary of Haymaker I from 2017 until its business combination with OneSpaWorld (Nasdaq: OSW) in December 2019. Since 2016, Mr. Bradley has served as a member of the board of directors of The Beacon Consumer Incubator Fund, a venture capital fund that invests in consumer technology companies. Mr. Bradley also previously served on the board of directors of Creminelli Fine Meats, LLC, a privately held premium-priced charcuterie wholesaler from 2016 to January 2020, The Lovesac Company, Inc. (Nasdaq: LOVE) from 2010 to 2019, and Roth CH Acquisition Corp. (Nasdaq: USCTF) from September 2023 to December 2025 upon its successful business combination with Sharon AI, a company operating in the AI industry. Mr. Bradley has also guided Mistral portfolio companies in an operational role and, through Mistral, served on the board of Jamba, Inc. (Nasdaq: JMBA) from 2009 to 2013. Prior to Mistral, Mr. Bradley served as an investment banker at Banc of America Securities from 2005 to 2006, a Manager in Burger King’s strategy group in 2004, and a Manager at PricewaterhouseCoopers management consulting practice from 1999 to 2004. He is also currently serving on the board of directors for CSLM Digital Asset Acquisition Corp III, Ltd (Nasdaq: KOYN), a special acquisition company, since August 2025; Cambridge Acquisition Corp. (Nasdaq: CAQ), a special purpose acquisition company, since February 2026; SUMA Acquisition Corp. (Nasdaq: SUMA), a special purpose acquisition company, since March 2026; Insomnia Cookies, a retailer of cookies with 350 units across the U.S., Canada, and the United Kingdom, since July 2024; Carnegie Park Capital, a private investment fund, since October 2021; Timber Grove Ventures, a private investment fund, since September 2024; Roth Principal Investments, a private investment fund, since August 2025; and WhoBrew, LLC, a franchisee of 7Brew operating in Chicago, Nashville, and Pittsburgh since January 2024. Mr. Bradley has also served on one of the boards of the University of Chicago since March 2023.

Ziv Conen [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Ziv Conen – Ziv Conen will serve on our board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Since September 2021, Mr. Conen has been a Partner at New Era Capital Partners, where he leads early-stage investments across cybersecurity, cloud infrastructure, DevOps, and AI. Between January 2016 and September 2021, Mr. Conen served as an Associate Partner at McKinsey & Company, where he led digital, technology, and advance analytics transformations across various industries. Mr. Conen’s career started in the Israeli Intelligence Corps, where he led technological, intelligence, and operational teams in Unit 8200 (the Signal Intelligence Unit). Mr. Conen finished his service as a Major. Mr. Conen received his MBA from the Massachusetts Institute of Technology (MIT) and his B.Sc in Computer Science from the Open University of Israel.

Andrew Weksler [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Andrew Weksler – Andrew Weksler will serve on our board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Weksler is a seasoned investment professional with extensive experience in structured and corporate investments. Mr. Weksler serves as the Managing Partner of JBA Asset Management LLC (“JBAAM”), a New York-based investment firm focused on public equities, structured and private credit since December 2024. In this role, he leads the firm’s strategic initiatives and oversees its investment activities. Prior to JBAAM, Mr. Weksler worked at Atalaya Capital Management (“Atayala”) from August 2018 up until its acquisition by Blue Owl in September 2024, where he managed the firm’s public equities and ABS portfolios. Mr. Weksler served as Managing Director at Atalaya beginning in January 2022. Mr. Weksler started his career at Axonic Capital and Goldman Sachs.

Bluerock Acquisition Holdings II Llc , Officers, Directors Or Affiliates [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Expenses incurred in connection with identifying,investigating, negotiating and completing an initial business combination